S000000605 [Member] Investment Objectives and Goals - Nuveen Multi Cap Value Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Multi Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide investors with long-term capital appreciation.